Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Berkshire Focus Fund
Account Value [Line Items]
Account Value	[1]	$ 39,874	$ 39,874	$ 39,874	$ 24,402	$ 16,364	$ 50,813	$ 48,421	$ 25,550	$ 18,182	$ 16,651	$ 11,579	$ 11,005	$ 9,569
Average Annual Return, Percent	[1]	59.16%	9.63%	14.83%
S&P 500® Index
Account Value [Line Items]
Account Value	[1]	$ 34,254	$ 34,254	$ 34,254	$ 27,177	$ 22,201	$ 26,220	$ 20,383	$ 17,129	$ 13,301	$ 14,067	$ 11,292	$ 9,952	$ 9,665
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.